Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	[3]	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenue	₨ 142,028	[1],[2]	$ 2,181		₨ 140,809	[1],[2]	₨ 154,708	[1],[2]
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	25,209				24,927		23,913
United States [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	68,124				69,816		81,154
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	12,610				11,547		10,640
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	₨ 36,085				₨ 34,519		₨ 39,001

[1]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[2]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))